Trade and Other Receivables - Narrative (Details) - Measured at fair value through other comprehensive income - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Financial assets	¥ 324,606	¥ 296,597
Trade and other receivables
Disclosure of financial assets [line items]
Financial assets	¥ 66,424	¥ 65,568